Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Unrecognized tax benefits - Balance at beginning of year	$ 6,516	$ 6,898
Unrecognized tax benefits - Increases for tax positions related to the current year	1,438	318
Unrecognized tax benefits - Increases for tax positions related to prior years	200	473
Unrecognized tax benefits - Decreases for tax positions related to prior years	(461)	(1,168)
Unrecognized tax benefits - lapse of statute of limitations	(28)	(25)
Unrecognized tax benefits - Settlements	(23)	50
Unrecognized Tax Benefits - Increases resulting from foreign currency effects	6
Unrecognized Tax Benefits - Decrease resulting from foreign currency effects		(30)
Unrecognized tax benefits - Balance at end of year	7,648	6,516
Unrecognized tax benefits - Accrued interest and penalties	1,333	1,140
Gross unrecognized income tax benefits	8,981	7,656
Less: Deferred federal and state income tax benefits	(388)	(557)
Less: Tax attributable to timing items included above	(2,368)	(3,398)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 6,225	$ 3,701